Related Party Agreements and Transactions (Narrative) (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Sep. 14, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) Agreement	Dec. 31, 2015 USD ($)	Dec. 31, 2014
Loan Agreement [Abstract]
Line of Credit Facility, Initiation Date	Sep. 14, 2012
Five Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Handling Crude Oil And Products [Member]
Commercial Agreements
Number of agreements			1
Ten Year Storage Services Agreement [Member] | Commercial Agreements [Member] | Storage Services Butane Cavern [Member]
Commercial Agreements
Number of agreements			1
MPC [Member]
Related Party Transaction [Line Items]
Sales Revenue, Goods, Related Party, Net Zero			$ 46	$ 1
MPC [Member] | Operating Agreements [Member] | Minimum [Member]
Commercial Agreements
Duration of agreements (in years)			1 year
MPC [Member] | Operating Agreements [Member] | Maximum [Member]
Commercial Agreements
Duration of agreements (in years)			5 years
MPC [Member] | Management Services Agreements [Member]
Commercial Agreements
Number of agreements | Agreement			2
MPC [Member] | Employee Services Agreements [Member]
Commercial Agreements
Number of agreements			5
MPC [Member] | Ten Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Crude Oil [Member]
Commercial Agreements
Number of agreements | Agreement			3
Duration of agreements (in years)			10 years
MPC [Member] | Ten Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Pipelines products [Member]
Commercial Agreements
Number of agreements | Agreement			4
Duration of agreements (in years)			10 years
MPC [Member] | Five Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Crude Oil [Member]
Commercial Agreements
Number of agreements | Agreement			1
Duration of agreements (in years)			5 years
MPC [Member] | Five Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Handling Crude Oil And Products [Member]
Commercial Agreements
Duration of agreements (in years)			5 years
MPC [Member] | Ten Year Storage Services Agreement [Member] | Commercial Agreements [Member] | Storage Services Butane Cavern [Member]
Commercial Agreements
Duration of agreements (in years)			10 years
MPC [Member] | Three Year Storage Services Agreement [Member] | Commercial Agreements [Member] | Storage services tank farms [Member]
Commercial Agreements
Number of agreements | Agreement			5
Duration of agreements (in years)			3 years
MPC [Member] | Six Year Transportation Services Agreement [Member] | Commercial Agreements [Member] | Providing marine transportation of crude oil, feedstocks and refined petroleum products, and related services [Member]
Commercial Agreements
Duration of agreements (in years)			6 years
MPC [Member] | Transportation Services Agreements [Member] | Commercial Agreements [Member] | Minimum [Member] | Crude oil and product pipeline [Member]
Commercial Agreements
Renewal term agreement			2 years
MPC [Member] | Transportation Services Agreements [Member] | Commercial Agreements [Member] | Maximum [Member] | Crude oil and product pipeline [Member]
Commercial Agreements
Renewal term agreement			5 years
MPC [Member] | Storage Services Agreements [Member] | Commercial Agreements [Member] | Storage services tank farms [Member]
Commercial Agreements
Renewal term agreement			1 year
Centennial Pipeline Llc [Member] | MPC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			50.00%
Muskegon [Member] | MPC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			60.00%
MarkWest Utica EMG [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		60.00%	56.00%	60.00%	60.00%
Ohio Gathering
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			34.00%
Ohio Condensate Company, LLC [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			60.00%
Related Party Revolving Credit Agreement [Member] | MPC Investment [Member]
Loan Agreement [Abstract]
Line of Credit Facility, Initiation Date		Dec. 04, 2015
Line of Credit Facility, Current Borrowing Capacity			$ 500
Expiration date		Dec. 04, 2020
Description of variable rate basis		LIBOR plus 1.50 percent
Proceeds from Long-term Lines of Credit			2,500	$ 301
Repayments of Long-term Lines of Credit			2,500	293
Long-term Debt, Gross		$ 8	$ 0	$ 8
Debt Instrument, Interest Rate, Effective Percentage		1.744%	1.939%	1.744%
Related Party Revolving Credit Agreement [Member] | MPL Investment LLC [Member]
Loan Agreement [Abstract]
Line of Credit Facility, Current Borrowing Capacity			$ 50
Expiration date			Dec. 31, 2015